Provisions for pensions and similar obligations (Details 6) - Post Employment Plans - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Post-Employment Plans
Fair value of plan assets at beginning of year	R$ 22,708,990	R$ 20,689,637	R$ 20,116,916
Interest (Expense) Income	1,938,252	1,904,345	2,100,211
Remeasurement - Actual return (loss) on plan assets excluding the amounts included in net interest expense	3,087,544	1,347,689	268,309
Contributions/(surrenders)	51,807	481,959	38,883
Of which:
By the Bank	44,752	472,723	27,439
By plan participants	7,055	9,236	11,444
Benefits paid	(1,960,103)	(1,876,014)	(1,834,682)
Exchange differences and other items	(3,600)	161,374
Fair value of plan assets at end of year	R$ 25,822,890	R$ 22,708,990	R$ 20,689,637